Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Income tax (benefit) provision at federal statutory rate (as a percent)					21.00%	21.00%
Effective tax rate (as a percent)					0.00%	0.00%
Income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0